Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Assets and liabilities measured at fair value on a recurring basis
September 30, 2019	Level 1	Total
Assets
Cash equivalents(1)	$4,383,836	$4,383,836
Total	$4,383,836	$4,383,836

December 31, 2018	Level 1	Total
Assets
Cash equivalents(1)	$6,788,333	$6,788,333
Total	$6,788,333	$6,788,333

December 31, 2018	Level 1	Level 2	Total
Assets
Cash equivalents(1)	$6,788,333	$—	$6,788,333
Total	$6,788,333	$—	$6,788,333

(1)	Cash equivalents represent the fair value of the Company’s investments in a money market account at December 31, 2018.

December 31, 2017	Level 1	Level 2	Total
Assets
Cash equivalents(1)	$8,872,982	$—	$8,872,982
Restricted cash(2)	31	800,000	800,031
Total	$8,873,013	$800,000	$9,673,013

(1) Cash equivalents represent the fair value of the Company’s investments in two money market accounts at December 31, 2017.

(2)	Restricted cash represents the fair value of the Company’s investments in an $800,000 certificate of deposit and $31 in a money market account at December 31, 2017.